SIGNIFICANT TRANSACTIONS - Schedule of Cash Outflow - Investing Activities (Details) - USD ($) $ in Millions			6 Months Ended
	May 26, 2026	Feb. 26, 2026	Jun. 30, 2026	Jun. 30, 2025
Less: balances acquired
Net outflow of cash - investing activities			$ 234	$ 141
Tabletki Group | JSC Kyivstar
Cash outflow, net of cash acquired
Cash consideration			161
Less: balances acquired
Cash and cash equivalents			(2)
Net outflow of cash - investing activities			159
LLC ISP Shtorm | JSC Kyivstar
Cash outflow, net of cash acquired
Cash consideration			10
Less: balances acquired
Less: deferred consideration		$ (3)	(3)
Net outflow of cash - investing activities			$ 7
Six solar power plants | JSC Kyivstar
Cash outflow, net of cash acquired
Cash consideration	$ 70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	$ 68
Uklon | JSC Kyivstar
Cash outflow, net of cash acquired
Cash consideration				146
Less: balances acquired
Cash and cash equivalents				(12)
Net outflow of cash - investing activities				$ 134